UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Levy, Harkins & Co., Inc.

Address:   366 Madison Avenue, 14th Floor, New York, NY  10017


Form 13F File Number: 28-06421


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Lucia LoScalzo
Title:  Office Manager
Phone:  212-888-3030

Signature,  Place,  and  Date  of  Signing:

/s/ Lucia LoScalzo                 366 Madison Avenue, NYC 10017      7/19/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              21

Form 13F Information Table Value Total:  $      244,369
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ----------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
Akamai Technologies, Inc.    COM              00971T101    9,607   302,595          SOLE       NONE        0      0 None
Apple, Inc.                  COM              037833100   12,158    20,818          SOLE       NONE        0      0 None
American Express             COM              025816109   14,640   251,500          SOLE       NONE        0      0 None
Bank of America Warrants B   Warrant          060505153      958 1,197,760          SOLE       NONE        0      0 None
Berkshire Hathaway           CL B             084670207   20,035   240,435          SOLE       NONE        0      0 None
Boeing Company               COM              097023105   13,457   181,115          SOLE       NONE        0      0 None
Caterpillar Inc.             COM              149123101    6,833    80,476          SOLE       NONE        0      0 None
Cognizant Technologies Solu. CL A             192446102   10,350   172,498          SOLE       NONE        0      0 None
Deere & Co.                  COM              244199105    8,471   104,744          SOLE       NONE        0      0 None
EMC Corp.                    COM              268648102   14,369   560,650          SOLE       NONE        0      0 None
Enerplus Resources Fund      Unit TR G New    29274D604    3,361   261,180          SOLE       NONE        0      0 None
Google Inc.                  CL A             38259P508   15,666    27,007          SOLE       NONE        0      0 None
Market Vectors ETF Trust     Gold Miner ETF   57060U100   14,438   322,500          SOLE       NONE        0      0 None
Medtronic Inc.               COM              585055106    6,771   174,825          SOLE       NONE        0      0 None
Metropolitan Health Networks COM              592142103   14,049 1,468,044          SOLE       NONE        0      0 None
McDonald's Corp              COM              580135101   18,757   211,877          SOLE       NONE        0      0 None
Orbcomm, Inc.                COM              68555p100    9,309 2,855,559          SOLE       NONE        0      0 None
Qualcomm Inc.                COM              747525103   15,930   286,105          SOLE       NONE        0      0 None
Proshares Trust              PSHS ULTSH 20YRS 74347R297    6,776   427,760          SOLE       NONE        0      0 None
Tupperware Brands Corp.      COM              899896104   11,964   218,475          SOLE       NONE        0      0 None
Wal Mart Stores Inc.         COM              931142103   16,468   236,205          SOLE       NONE        0      0 None


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